Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Foreign currency translation adjustment, net of tax (recovery) and expense	$ (6,616)	$ 2,423
Change in fair value of cash flow hedges, net of tax (recovery) and expense	1,885	20,644
Change in pension and other post-employment expense, net of tax (expense) and recovery	$ (1,612)	$ (8,330)